Offerings	May 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Series 1 Variable Rate Subordinated Debentures
Maximum Aggregate Offering Price	$ 118,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,295.8
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the $125,000,000.00 of Series 1 Variable Rate Subordinated Debentures (“Debentures”) registered pursuant to this registration statement includes $7,000,000.00 of unsold Debentures (the “Unsold Debentures”) previously registered and currently unsold under the Registrant’s Registration Statement on Form S-1 (File No. 333-271356), which was initially filed by the Registrant on April 20, 2023 and declared effective on May 22, 2023 (the “Prior Registration Statement”). The Unsold Debentures remain registered under the Prior Registration Statement and are being carried forward to this registration statement. Filing fees of $771.40 were previously paid in connection with the Unsold Debentures. Pursuant to Rule 415(a)(6), the filing fee previously paid with respect to the Unsold Debentures will continue to be applied to such securities. Accordingly, the amount of the registration fee being paid herewith relates solely to the $118,000,000.00 of newly registered Debentures being registered hereunder. Pursuant to Rule 415(a)(6), the offering of Unsold Debentures under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Series 1 Variable Rate Subordinated Debentures
Maximum Aggregate Offering Price	$ 7,000,000
Carry Forward Form Type	S-1
Carry Forward File Number	333-271356
Carry Forward Initial Effective Date	May 22, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 771.40
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the $125,000,000.00 of Series 1 Variable Rate Subordinated Debentures (“Debentures”) registered pursuant to this registration statement includes $7,000,000.00 of unsold Debentures (the “Unsold Debentures”) previously registered and currently unsold under the Registrant’s Registration Statement on Form S-1 (File No. 333-271356), which was initially filed by the Registrant on April 20, 2023 and declared effective on May 22, 2023 (the “Prior Registration Statement”). The Unsold Debentures remain registered under the Prior Registration Statement and are being carried forward to this registration statement. Filing fees of $771.40 were previously paid in connection with the Unsold Debentures. Pursuant to Rule 415(a)(6), the filing fee previously paid with respect to the Unsold Debentures will continue to be applied to such securities. Accordingly, the amount of the registration fee being paid herewith relates solely to the $118,000,000.00 of newly registered Debentures being registered hereunder. Pursuant to Rule 415(a)(6), the offering of Unsold Debentures under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.